INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
Schedule of identifiable intangible assets
Identifiable intangible assets:

	December 31,
	2016	2017
Original amount:
Customer relations	$3,997	$3,997
Technology	3,005	3,005

	7,002	7,002
Accumulated amortization:
Customer relations	1,032	1,645
Technology	2,347	3,004

	3,379	4,649

Intangible assets, net	$3,623	$2,353

Schedule of estimated amortization expenses of intangible assets
December 31,	Other intangible assets

2018	649
2019	615
2020	466
2021	354
2022	269

$2,353